Note 11 - Accounts receivable, net (Detail) - Accounts Receivable, Net (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Account receivable	$ 16,380,897	$ 19,135,478
Allowance for doubtful receivables	(2,093,650)	(2,086,695)
Write-off against provision	203,242	36,604
Write back of provision		360,907
Additional provision	(186,558)	(144,165)
Translation difference	(23,639)	(94,501)
	14,287,247	17,048,783
Balance at Beginning of Year [Member]
Allowance for doubtful receivables	(2,086,695)	(2,245,540)
Balance at End of Year [Member]
Allowance for doubtful receivables	$ (2,093,650)	$ (2,086,695)